Financial instruments - Summary of Balances of the Non-Marketable Instruments Measured at Fair Value Through Other Comprehensive Income by Major Sector Categories (Detail) - Non Marketable Equity Instruments [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income		¥ 249,181	¥ 324,028
Entertainment Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[1]	187,294	259,214
Manufacturing Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[2]	34,610	35,182
Information Technology Communication and Service Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[3]	¥ 24,348	¥ 27,136

[1]	Major investments included Epic Games, Inc. and Scopely, Inc. as of March 31, 2023. Major investments included Epic Games, Inc. as of March 31, 2024.
[2]	Major investments included Nichia Corporation.
[3]	Major investments included Semiconductor Energy Laboratory Co., Ltd.